Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity Risk [line items]
Non financial government sector	$ 2,685,988	$ 5,943,401
Financial sector	1,276,614	3,802,664
Non financial private sector and foreign residents	810,530,810	936,959,438
Total	814,493,412	946,705,503
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	108
Non financial private sector and foreign residents	3,479,647	2,947,910
Total	3,479,755	2,947,910
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	1,354,472	451,655
Financial sector	49,118	498,131
Non financial private sector and foreign residents	262,631,874	262,744,595
Total	264,035,464	263,694,381
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	574,763	1,215,393
Financial sector	66,153	1,297,578
Non financial private sector and foreign residents	72,764,504	82,388,879
Total	73,405,420	84,901,850
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	104,041	948,547
Financial sector	558,685	72,892
Non financial private sector and foreign residents	88,437,289	94,106,166
Total	89,100,015	95,127,605
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	186,988	2,397,187
Financial sector	203,511	252,966
Non financial private sector and foreign residents	111,848,422	124,267,841
Total	112,238,921	126,917,994
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	292,711	930,619
Financial sector	305,741	1,419,953
Non financial private sector and foreign residents	119,772,924	146,635,855
Total	120,371,376	148,986,427
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	172,905
Financial sector	93,406	261,144
Non financial private sector and foreign residents	151,596,150	223,868,192
Total	$ 151,862,461	$ 224,129,336